Land use right, net (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Land use right	¥ 7,361	¥ 7,361
Less: accumulated amortization	(1,921)	(1,763)
Net	¥ 5,440	¥ 5,598